Warrants Issuance: Summary of warrants outstanding (Details) (USD $)	Sep. 30, 2013
Expiring March 5, 2014
Warrants outstanding, number of shares	169,750
Warrants outstanding, exercise price	$ 1.00
Warrants outstanding, expiration date	Mar. 05, 2014
Expiring September 30, 2016
Warrants outstanding, number of shares	400,000
Warrants outstanding, exercise price	$ 1.00
Warrants outstanding, expiration date	Sep. 30, 2016